INCOME TAXES - COMPONENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings/(loss) before income taxes and discontinued operations
Earnings from continuing operations before income taxes	CAD 2,451	CAD 11	CAD 2,173
Current income taxes
Total current income taxes	99	163	24
Deferred income taxes
Total deferred income taxes	43	7	587
Income taxes on earnings before discontinued operations	142	170	611
Canada
Earnings/(loss) before income taxes and discontinued operations
Domestic	2,034	(1,365)	114
Current income taxes
Domestic	74	157	35
Deferred income taxes
Domestic	188	(558)	(193)
United States
Earnings/(loss) before income taxes and discontinued operations
Foreign	(333)	808	1,614
Current income taxes
Foreign	21	3	(15)
Deferred income taxes
Foreign	(151)	565	780
Other
Earnings/(loss) before income taxes and discontinued operations
Foreign	750	568	445
Current income taxes
Foreign	4	CAD 3	CAD 4
Deferred income taxes
Foreign	CAD 6